Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Carrying amount of liability related to cash-settled share-based awards | $	$ 43	$ 37
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Weighted average remaining contractual term (years) | yr	2.5
UBS AG
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Carrying amount of liability related to cash-settled share-based awards | $	$ 7	$ 3
UBS AG | Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Table]
Weighted average remaining contractual term (years) | yr	2.5